Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets - Other intangible assets	Intangible assets - Other intangible assetsThe detail of Intangible assets - Other intangible assets in the consolidated balance sheets and of the changes therein in 2021, 2020, and 2019 is as follows:

EUR million
	Estimated useful life	31 December 2020	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2021
Cost		9,376	1,409	5	—	(293)	215	10,712
Brand names		37	—	—	—	(34)	1	4
IT developments	3 -7 years	7,900	1,325	4	—	(212)	172	9,189
Other		1,439	84	1	—	(47)	42	1,519
Accumulated amortisation		(5,809)	—	(2)	(1,013)	232	(115)	(6,707)
Development		(5,307)	—	(1)	(922)	178	(97)	(6,149)
Other		(502)	—	(1)	(91)	54	(18)	(558)
Impairment losses		(130)	—	—	(65)	61	—	(134)
Of which addition		—	—	—	(65)	—	—	—
Liberation		—	—	—	—	—	—	—
		3,437	1,409	3	(1,078)	—	100	3,871

EUR million
	Estimated useful life	31 December 2019	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2020
Cost		9,263	1,451	(33)	—	(241)	(1,064)	9,376
Brand names		42	—	—		—	(5)	37
IT developments	3-7 years	7,945	1,123	(34)		(224)	(910)	7,900
Other		1,276	328	1		(17)	(149)	1,439
Accumulated amortisation		(5,686)	35	49	(896)	105	584	(5,809)
Development		(5,139)	—	49	(792)	88	487	(5,307)
Other		(547)	35	—	(104)	17	97	(502)
Impairment losses		(136)	—	—	(142)	136	12	(130)
Of which addition		—	—	—	(142)	—	—	—
Liberation		—	—	—	—	—	—	—
		3,441	1,486	16	(1,038)	—	(468)	3,437

EUR million
	Estimated useful life	31 December 2018	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31 December 2019
Cost		8,680	1,377	(41)	—	(887)	134	9,263
Brand names		36	2	2		—	2	42
IT developments	3-7 years	7,134	1,374	(19)		(639)	95	7,945
Other		1,510	1	(24)		(248)	37	1,276
Accumulated amortisation		(5,432)	—	8	(966)	806	(102)	(5,686)
Development		(4,743)	—	4	(874)	570	(96)	(5,139)
Other		(689)	—	4	(92)	236	(6)	(547)
Impairment losses		(154)	—	—	(73)	81	10	(136)
Of which addition		—	—	—	(75)	—	—	—
Liberation		—	—	—	2	—	—	—
		3,094	1,377	(33)	(1,039)	—	42	3,441
In 2021, 2020 and 2019, impairment losses of EUR 65 million, EUR 142 million and EUR 73 million, respectively, were recognised under Impairment or reversal of impairment on non-financial assets, net – intangible assets. This impairment losses are related mainly to the decline in or loss of the recoverable value of certain computer systems and applications as a result of the processes initiated by the Group to adapt to the various regulatory changes and to transform or integrate businesses.